MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 29,251	$ 71,601
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(741)	(723)
Investments with continuous unrealized losses for 12 months or greater, Fair value	101,802	24,394
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(4,859)	(236)
Total investments with continuous unrealized losses, Fair value	131,053	95,995
Total investments with continuous unrealized losses, unrealized losses	(5,600)	(959)
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	1,574	22,075
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(2)	(202)
Investments with continuous unrealized losses for 12 months or greater, Fair value	31,964	10,491
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(1,552)	(104)
Total investments with continuous unrealized losses, Fair value	33,538	32,566
Total investments with continuous unrealized losses, unrealized losses	(1,554)	(306)
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	27,677	49,526
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(739)	(521)
Investments with continuous unrealized losses for 12 months or greater, Fair value	69,838	13,903
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(3,307)	(132)
Total investments with continuous unrealized losses, Fair value	97,515	63,429
Total investments with continuous unrealized losses, unrealized losses	$ (4,046)	$ (653)